TAXES - Unrecognized Tax Benefits Additional Disclosures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
TAXES
Unrecognized tax benefit (in dollars)	$ 7,031	$ 3,740	$ 4,574	$ 5,104
Offsetting tax benefits from correlative effects of potential transfer pricing adjustments, U.S. tax credits, state income taxes and timing adjustments	967
Net unrecognized tax benefit amount that, if recognized, would favorably affect the company's effective tax rate	6,064	2,965	3,724
Recognized interest expense and penalties	174	62	$ 141
Interest and penalties accrued	799	$ 625
Reasonably possible reduction in unrecognized tax benefits within the next 12 months	$ 1,062